Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	4,500,000	4,583,882
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	2,900,000	2,933,202
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.701%	6,425,000	6,388,217
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.742%	2,925,000	2,840,330
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	4.047%	4,000,000	3,949,008
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	4,089,694	4,100,269
Series 2019-A Class A
07/15/2022	3.480%	4,976,024	4,997,367
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	10,283,954
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.297%	10,800,000	10,691,179
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.732%	8,550,000	8,507,438
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.017%	5,000,000	4,912,135
Carlyle U.S. CLO Ltd.(a),(b)
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	3.842%	8,000,000	7,860,880
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.042%	8,000,000	7,920,040
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	7,191,533	7,262,914
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	649,249	651,574
Series 2019-A Class A
10/16/2023	3.400%	3,245,946	3,257,746
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	7,017,671	7,056,634
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	4,439,201	4,461,866
Series 2018-P2 Class B
10/15/2025	4.100%	1,300,000	1,327,544
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,950,000	5,015,295
Series 2019-2 Class C
06/16/2025	3.420%	3,700,000	3,774,324
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	3,500,000	3,583,028
Subordinated Series 2019-1 Class C
04/15/2025	3.780%	11,500,000	11,738,792
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.147%	3,025,000	2,985,687
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	2,950,000	2,999,166
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	3,250,000	3,290,791
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	4,125,000	4,200,460
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	459,127	458,412
Series 2019-1A Class C
12/16/2024	3.820%	5,550,000	5,693,759
Columbia Short Term Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class C
03/15/2024	3.300%	8,000,000	8,131,336
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	8,500,000	8,682,942
Foundation Finance Trust(a),(c),(d)
Series 2019-1A Class A
11/15/2034	3.860%	3,708,695	3,720,563
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	1,496,598	1,495,672
Series 2014-AA Class A
11/25/2026	1.770%	1,950,480	1,939,689
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	4.042%	4,000,000	3,979,700
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.697%	6,875,000	6,838,686
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	5,000,000	5,004,936
Series 2018-2A Class B
07/17/2028	3.610%	5,000,000	5,037,345
Series 2018-4A Class A
12/15/2028	3.710%	2,473,891	2,500,289
Series 2019-1A Class A
04/16/2029	3.440%	2,535,969	2,557,852
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,663,468
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	3,953,466	3,956,722
Marlette Funding Trust(a),(e)
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,174,518
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	485,507	485,588
NRZ Advance Receivables Trust(a)
Series 2016-T4 Class AT4
12/15/2050	3.107%	12,910,000	13,015,240
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.442%	11,200,000	11,050,211
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	5,253,000	5,323,880
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	2,154,467	2,165,444
Series 2019-1A Class B
04/15/2025	4.030%	945,000	958,333
Series 2019-2A Class B
09/15/2025	3.690%	3,300,000	3,316,081
Series 2019-3A Class B
07/15/2025	3.590%	3,250,000	3,263,702
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	4.247%	9,250,000	9,206,497
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.997%	10,000,000	9,846,310
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	6,216,425	6,228,535
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,706,353	2,732,295
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	2,448,745	2,439,727
Series 2016-3A Class A
10/20/2033	2.430%	1,881,466	1,876,010
Series 2018-3A Class A
09/20/2035	3.690%	1,308,563	1,333,486
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	1,512,894	1,515,225
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	474,632	474,031
Series 2019-1 Class B
02/25/2028	3.450%	3,025,000	3,093,380
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2018-T1 Class AT1
10/17/2050	3.620%	4,425,000	4,487,655
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	1,699,660	1,695,052

2	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	4,500,000	4,570,007
Total Asset-Backed Securities — Non-Agency (Cost $296,438,176)			298,486,300

Commercial Mortgage-Backed Securities - Non-Agency 8.8%

BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	3.744%	11,500,000	11,486,009
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.644%	3,650,000	3,645,450
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.894%	1,975,000	1,973,201
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.644%	13,500,000	13,504,479
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.494%	6,903,051	6,900,775
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.290%	5,274,904	5,269,418
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.390%	9,228,466	9,218,871
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.440%	10,828,997	10,878,637
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,892,524	12,211,661
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL (a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	3.544%	3,379,332	3,385,747
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	3.145%	16,055,000	16,034,946
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $93,954,277)			94,509,194

Corporate Bonds & Notes 35.8%

Aerospace & Defense 1.0%
General Dynamics Corp.
05/11/2021	3.000%	2,000,000	2,031,930
L-3 Communications Corp.
02/15/2021	4.950%	4,000,000	4,132,492
Northrop Grumman Corp.
08/01/2023	3.250%	4,000,000	4,136,060
TransDigm, Inc.
07/15/2022	6.000%	407,000	412,087
07/15/2024	6.500%	177,000	179,171
Total			10,891,740
Automotive 0.5%
Ford Motor Credit Co. LLC
03/18/2024	5.584%	5,000,000	5,357,115
LKQ Corp.
05/15/2023	4.750%	243,000	246,327
Total			5,603,442
Banking 8.7%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	362,680
American Express Co.
08/01/2022	2.500%	4,000,000	4,024,488
ANZ New Zealand International Ltd.(a)
01/22/2021	2.750%	2,000,000	2,010,252
Bank of America Corp.
01/11/2023	3.300%	6,000,000	6,184,452
Bank of Montreal
11/06/2022	2.550%	2,002,000	2,020,799
Bank of New York Mellon Corp. (The)
02/07/2022	2.600%	2,525,000	2,550,313
Bank of Nova Scotia (The)
03/07/2022	2.700%	2,000,000	2,027,464

Columbia Short Term Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Bank PLC
01/11/2021	2.650%	3,025,000	3,030,224
BB&T Corp.
06/20/2022	3.050%	3,000,000	3,064,809
Capital One Financial Corp.
01/29/2024	3.900%	4,000,000	4,205,220
Citigroup, Inc.
10/27/2022	2.700%	7,000,000	7,053,200
Discover Bank
08/09/2021	3.200%	3,000,000	3,046,524
Goldman Sachs Group, Inc. (The)
01/24/2022	5.750%	6,000,000	6,485,622
HSBC Holdings PLC
03/30/2022	4.000%	5,000,000	5,210,195
ING Bank NV(a)
06/09/2021	5.000%	2,000,000	2,097,898
JPMorgan Chase & Co.(f)
04/01/2023	3.207%	8,000,000	8,160,440
Lloyds Bank PLC
05/07/2021	3.300%	3,000,000	3,044,091
Manufacturers & Traders Trust Co.
02/06/2020	2.100%	2,000,000	1,997,372
Morgan Stanley
05/19/2022	2.750%	5,000,000	5,052,210
PNC Bank NA
01/22/2021	2.500%	3,000,000	3,008,874
Regions Financial Corp.
02/08/2021	3.200%	3,000,000	3,033,090
Toronto-Dominion Bank (The)
06/11/2021	3.250%	2,390,000	2,437,578
US Bank NA
05/23/2022	2.650%	2,700,000	2,736,005
Wells Fargo & Co.
07/22/2022	2.625%	7,000,000	7,050,897
Westpac Banking Corp.
01/11/2022	2.800%	3,500,000	3,543,564
Total			93,438,261
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	624,000	647,540
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	687,000	714,567
Masonite International Corp.(a)
03/15/2023	5.625%	306,000	315,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(a)
02/15/2023	5.500%	16,000	16,440
Total			1,693,638
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	362,000	367,543
02/15/2023	5.125%	532,000	541,314
CCO Holdings LLC/Capital Corp.(a)
05/01/2023	5.125%	439,000	448,613
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	4,000,000	4,261,296
Comcast Corp.
01/15/2022	1.625%	3,000,000	2,963,916
CSC Holdings LLC
11/15/2021	6.750%	160,000	171,402
CSC Holdings LLC(a)
12/15/2021	5.125%	142,000	142,034
07/15/2023	5.375%	1,070,000	1,099,117
DISH DBS Corp.
09/01/2019	7.875%	139,000	140,043
05/01/2020	5.125%	207,000	208,217
06/01/2021	6.750%	151,000	158,395
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	289,452
Virgin Media Finance PLC(a)
10/15/2024	6.000%	42,000	43,663
Virgin Media Secured Finance PLC
01/15/2021	5.250%	307,000	321,544
Total			11,156,549
Chemicals 1.1%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	296,000	305,920
Celanese U.S. Holdings LLC
05/08/2024	3.500%	3,000,000	3,081,396
Chemours Co. (The)
05/15/2023	6.625%	176,000	182,083
DowDuPont, Inc.
11/15/2023	4.205%	3,000,000	3,212,445
LyondellBasell Industries NV
04/15/2024	5.750%	3,650,000	4,100,607
PQ Corp.(a)
11/15/2022	6.750%	394,000	408,188
WR Grace & Co.(a)
10/01/2021	5.125%	235,000	244,521
Total			11,535,160

4	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
02/26/2022	2.950%	1,905,000	1,944,304
John Deere Capital Corp.
01/06/2022	2.650%	1,453,000	1,470,174
United Rentals North America, Inc.
07/15/2023	4.625%	284,000	290,227
Total			3,704,705
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)
10/15/2021	6.250%	231,000	245,479
APX Group, Inc.
12/01/2022	7.875%	154,000	147,836
CoreCivic, Inc.
04/01/2020	4.125%	416,000	416,301
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	391,000	381,445
Service Corp. International
11/15/2020	4.500%	187,000	187,112
Total			1,378,173
Consumer Products 0.2%
Prestige Brands, Inc.(a)
12/15/2021	5.375%	583,000	587,419
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	230,000	239,316
Spectrum Brands, Inc.
11/15/2022	6.625%	292,000	299,224
Valvoline, Inc.
07/15/2024	5.500%	577,000	597,477
Total			1,723,436
Diversified Manufacturing 1.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	313,000	331,127
Gates Global LLC/Co.(a)
07/15/2022	6.000%	442,000	441,687
General Electric Co.
10/09/2022	2.700%	5,500,000	5,492,140
United Technologies Corp.
06/01/2022	3.100%	3,500,000	3,580,493
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	424,700
06/15/2024	5.375%	229,000	235,397
Total			10,505,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.3%
AES Corp. (The)
03/15/2023	4.500%	646,000	663,243
American Electric Power Co., Inc.
11/13/2020	2.150%	2,000,000	1,993,512
Clearway Energy Operating LLC
08/15/2024	5.375%	416,000	423,191
Dominion Resources, Inc.
01/15/2022	2.750%	3,000,000	3,021,765
Exelon Corp.
04/15/2021	2.450%	2,186,000	2,183,257
NextEra Energy Capital Holdings, Inc.
04/01/2022	2.900%	3,350,000	3,402,598
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	79,000	79,485
PPL Capital Funding, Inc.
06/01/2023	3.400%	3,000,000	3,075,594
Progress Energy, Inc.
04/01/2022	3.150%	3,000,000	3,055,833
Southern Co. (The)
07/01/2021	2.350%	4,000,000	3,997,292
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	604,000	604,803
WEC Energy Group, Inc.
06/15/2021	3.375%	2,000,000	2,038,446
Total			24,539,019
Environmental 0.0%
Clean Harbors, Inc.
06/01/2021	5.125%	362,000	362,968
Finance Companies 0.1%
Navient Corp.
03/25/2020	8.000%	222,000	229,680
10/26/2020	5.000%	311,000	317,853
07/26/2021	6.625%	631,000	671,290
Springleaf Finance Corp.
05/15/2022	6.125%	310,000	332,806
Total			1,551,629
Food and Beverage 1.3%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	4,500,000	4,876,290
Aramark Services, Inc.
01/15/2024	5.125%	405,000	416,139
B&G Foods, Inc.
06/01/2021	4.625%	586,000	587,495

Columbia Short Term Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.
01/25/2023	3.200%	3,000,000	3,062,403
Diageo Investment Corp.
05/11/2022	2.875%	1,840,000	1,873,628
Kraft Heinz Foods Co.
06/06/2022	3.500%	3,500,000	3,591,206
Total			14,407,161
Gaming 0.3%
Boyd Gaming Corp.
05/15/2023	6.875%	476,000	492,792
Eldorado Resorts, Inc.
08/01/2023	7.000%	466,000	487,661
International Game Technology PLC(a)
02/15/2022	6.250%	623,000	658,031
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	550,584
MGM Resorts International
03/15/2023	6.000%	364,000	394,591
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	300,000	299,390
Total			2,883,049
Health Care 2.1%
Abbott Laboratories
11/30/2021	2.900%	3,000,000	3,048,654
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	97,000	97,941
02/15/2023	5.625%	398,000	404,536
Avantor, Inc.(a)
10/01/2024	6.000%	370,000	393,896
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.194%	2,998,000	2,998,162
Cardinal Health, Inc.
03/15/2023	3.200%	3,500,000	3,548,975
CVS Health Corp.
03/09/2023	3.700%	3,000,000	3,099,429
DaVita, Inc.
08/15/2022	5.750%	379,000	383,758
Express Scripts Holding Co.
07/15/2023	3.000%	3,500,000	3,542,878
HCA, Inc.
02/15/2022	7.500%	229,000	252,987
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	459,000	474,381
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2023	4.875%	270,000	276,966
McKesson Corp.
03/15/2023	2.850%	3,001,000	3,017,695
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	266,000	268,817
Tenet Healthcare Corp.
06/01/2020	4.750%	138,000	139,362
04/01/2021	4.500%	402,000	409,035
Total			22,357,472
Healthcare Insurance 0.7%
Aetna, Inc.
06/01/2021	4.125%	2,625,000	2,705,808
Anthem, Inc.
12/01/2022	2.950%	2,500,000	2,535,545
Centene Corp.
02/15/2021	5.625%	457,000	465,269
UnitedHealth Group, Inc.
06/15/2021	3.150%	2,000,000	2,035,208
Total			7,741,830
Home Construction 0.1%
Lennar Corp.
01/15/2022	4.125%	284,000	291,415
11/15/2024	5.875%	112,000	122,764
Meritage Homes Corp.
04/15/2020	7.150%	160,000	164,864
04/01/2022	7.000%	121,000	131,423
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	396,817
TRI Pointe Group, Inc.
07/01/2021	4.875%	379,000	387,469
Total			1,494,752
Independent Energy 0.6%
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,500,000	2,613,442
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	149,000	144,336
Murphy Oil Corp.(f)
12/01/2022	4.200%	235,000	236,994
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	717,000	746,114
Range Resources Corp.
08/15/2022	5.000%	146,000	139,434
Whiting Petroleum Corp.
03/15/2021	5.750%	281,000	283,032

6	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
05/10/2021	4.600%	2,000,000	2,058,882
WPX Energy, Inc.
01/15/2022	6.000%	687,000	718,278
Total			6,940,512
Integrated Energy 0.7%
BP Capital Markets PLC
11/01/2021	3.561%	3,000,000	3,092,646
Cenovus Energy, Inc.
08/15/2022	3.000%	4,000,000	4,015,236
Total			7,107,882
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	289,000	296,965
Cinemark U.S.A., Inc.
06/01/2023	4.875%	204,000	207,128
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	232,060
Live Nation Entertainment, Inc.(a)
06/15/2022	5.375%	355,000	360,001
11/01/2024	4.875%	290,000	298,323
Total			1,394,477
Life Insurance 1.6%
American International Group, Inc.
07/10/2025	3.750%	3,500,000	3,670,992
Five Corners Funding Trust(a)
11/15/2023	4.419%	4,085,000	4,382,564
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	2,000,000	1,984,420
Principal Life Global Funding II(a)
11/19/2020	2.625%	3,000,000	3,010,743
Voya Financial, Inc.
07/15/2024	3.125%	4,000,000	4,067,328
Total			17,116,047
Lodging 0.1%
RHP Hotel Properties LP/Finance Corp.
04/15/2021	5.000%	291,000	291,617
04/15/2023	5.000%	236,000	239,938
Total			531,555
Media and Entertainment 1.0%
Discovery Communications LLC
06/15/2022	3.500%	3,000,000	3,067,104
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
05/01/2023	5.000%	193,000	196,338
01/15/2024	5.375%	269,000	276,620
Match Group, Inc.
06/01/2024	6.375%	307,000	322,459
National CineMedia LLC
04/15/2022	6.000%	255,000	257,710
Netflix, Inc.
02/15/2022	5.500%	160,000	168,398
03/01/2024	5.750%	197,000	213,294
Nielsen Finance LLC/Co.
10/01/2020	4.500%	144,000	144,211
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	565,000	572,790
02/15/2024	5.625%	436,000	449,209
RELX Capital, Inc.
10/15/2022	3.125%	2,000,000	2,036,570
TEGNA, Inc.
07/15/2020	5.125%	208,000	208,404
Tribune Media Co.
07/15/2022	5.875%	139,000	141,429
Walt Disney Co. (The)(a)
08/15/2020	5.650%	2,345,000	2,433,599
Total			10,488,135
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	167,000	176,352
Constellium NV(a)
05/15/2024	5.750%	266,000	273,027
Freeport-McMoRan, Inc.
03/01/2022	3.550%	484,000	484,098
03/15/2023	3.875%	430,000	430,009
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	432,000	445,680
Teck Resources Ltd.(a)
06/01/2024	8.500%	155,000	164,881
Total			1,974,047
Midstream 2.1%
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	240,385
DCP Midstream Operating LP
03/15/2023	3.875%	239,000	241,903
Enterprise Products Operating LLC
02/15/2022	4.050%	2,000,000	2,082,604
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	397,000	413,910

Columbia Short Term Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	4,000,000	4,215,736
NGPL PipeCo LLC(a)
08/15/2022	4.375%	182,000	187,916
NuStar Logistics LP
09/01/2020	4.800%	330,000	335,091
02/01/2022	4.750%	259,000	261,516
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	4,000,000	3,988,044
Sunoco LP/Finance Corp.
01/15/2023	4.875%	259,000	265,028
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	436,000	442,328
09/15/2024	5.500%	296,000	305,620
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,075,000	1,079,216
03/15/2024	6.750%	412,000	429,672
Western Gas Partners LP
07/01/2022	4.000%	3,931,000	3,988,703
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,000,000	4,130,268
Total			22,607,940
Natural Gas 0.7%
NiSource, Inc.
11/17/2022	2.650%	4,000,000	4,026,504
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	2.860%	3,692,000	3,673,337
Total			7,699,841
Oil Field Services 0.0%
Nabors Industries, Inc.
09/15/2021	4.625%	266,000	258,928
Other Industry 0.0%
Anixter, Inc.
03/01/2023	5.500%	97,000	103,232
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	730,000	750,955
Starwood Property Trust, Inc.
02/01/2021	3.625%	186,000	185,980
Total			936,935
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%	607,000	612,819
05/15/2023	4.625%	704,000	716,759
Berry Global, Inc.
05/15/2022	5.500%	470,000	476,354
07/15/2023	5.125%	122,000	124,738
BWAY Holding Co.(a)
04/15/2024	5.500%	301,000	301,044
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	250,000	256,987
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	317,867	318,649
02/15/2021	6.875%	107,773	108,047
Reynolds Group Issuer, Inc./LLC(a),(b)
3-month USD LIBOR + 3.500% Floor 3.500% 07/15/2021	6.097%	242,000	242,482
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	508,000	517,598
Total			3,675,477
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	166,000	170,110
Pharmaceuticals 1.1%
AbbVie, Inc.
11/06/2022	2.900%	4,000,000	4,043,840
Actavis Funding SCS
03/15/2022	3.450%	2,000,000	2,039,120
Amgen, Inc.
05/11/2022	2.650%	3,000,000	3,022,323
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	676,000	718,373
Bristol-Myers Squibb Co.(a)
07/26/2024	2.900%	1,940,000	1,984,756
Total			11,808,412
Property & Casualty 0.8%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	2,000,000	2,000,992
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	3,000,000	3,216,768
Loews Corp.
05/15/2023	2.625%	3,144,000	3,170,196
Total			8,387,956

8	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
CSX Corp.
06/01/2021	4.250%	3,000,000	3,094,986
Refining 0.2%
Marathon Petroleum Corp.
03/01/2021	5.125%	2,000,000	2,086,752
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	523,000	525,543
Retail REIT 0.5%
Kimco Realty Corp.
05/01/2021	3.200%	4,000,000	4,048,004
Simon Property Group LP
06/15/2022	2.625%	1,835,000	1,850,900
Total			5,898,904
Retailers 0.4%
Group 1 Automotive, Inc.
06/01/2022	5.000%	257,000	259,998
Lowe’s Companies, Inc.
04/15/2022	3.120%	3,000,000	3,056,361
Penske Automotive Group, Inc.
10/01/2022	5.750%	455,000	463,118
Total			3,779,477
Technology 1.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	4,050,000	4,086,426
Camelot Finance SA(a)
10/15/2024	7.875%	200,000	210,126
Cisco Systems, Inc.
02/28/2021	2.200%	1,325,000	1,326,398
CommScope Finance LLC(a)
03/01/2024	5.500%	339,000	347,875
CommScope, Inc.(a)
06/15/2021	5.000%	304,000	303,853
Equinix, Inc.
04/01/2023	5.375%	874,000	891,619
IBM Credit LLC
02/06/2023	3.000%	2,000,000	2,044,980
Iron Mountain, Inc.(a)
06/01/2021	4.375%	417,000	421,332
Iron Mountain, Inc.
08/15/2024	5.750%	230,000	232,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
02/15/2021	4.625%	240,000	240,465
12/15/2021	5.875%	478,000	483,986
07/15/2022	5.000%	230,000	231,808
12/15/2023	6.375%	301,000	310,514
Oracle Corp.
05/15/2022	2.500%	1,300,000	1,313,095
PTC, Inc.
05/15/2024	6.000%	228,000	239,410
QUALCOMM, Inc.
01/30/2023	2.600%	2,120,000	2,128,166
Total			14,812,336
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	3,000,000	3,080,823
XPO Logistics, Inc.(a)
06/15/2022	6.500%	229,000	233,579
Total			3,314,402
Wireless 0.5%
American Tower Corp.
03/15/2022	4.700%	3,000,000	3,165,390
SBA Communications Corp.
10/01/2022	4.000%	532,000	538,929
Sprint Communications, Inc.(a)
03/01/2020	7.000%	438,000	448,950
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	757,000	784,226
Total			4,937,495
Wirelines 1.7%
AT&T, Inc.
03/01/2022	3.200%	4,000,000	4,083,516
CenturyLink, Inc.
04/01/2020	5.625%	338,000	343,071
06/15/2021	6.450%	924,000	976,035
Deutsche Telekom International Finance BV(a)
01/19/2022	2.820%	2,850,000	2,874,963
Level 3 Financing, Inc.
08/15/2022	5.375%	259,000	260,064
Level 3 Parent LLC
12/01/2022	5.750%	205,000	206,894
Orange SA
09/14/2021	4.125%	2,810,000	2,921,773
Telefonica Emisiones SAU
04/27/2020	5.134%	2,869,000	2,931,808

Columbia Short Term Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,571,621
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	521,000	533,892
Total			18,703,637
Total Corporate Bonds & Notes (Cost $376,079,255)			385,323,546

Residential Mortgage-Backed Securities - Agency 7.8%

Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	140,716	144,549
01/01/2023- 10/01/2024	4.500%	67,189	69,269
06/01/2024- 04/01/2026	4.000%	444,024	462,099
11/01/2025- 07/01/2026	3.500%	13,475	13,947
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.258% Cap 9.761% 03/01/2034	4.896%	142,294	151,251
12-month USD LIBOR + 1.735% Cap 10.820% 07/01/2036	4.485%	2,806	2,945
12-month USD LIBOR + 1.709% Cap 11.081% 08/01/2036	4.543%	43,725	45,770
12-month USD LIBOR + 1.768% Cap 11.343% 12/01/2036	4.640%	16,021	16,705
Federal National Mortgage Association
03/01/2023	5.000%	2,556	2,623
03/01/2024- 12/01/2026	4.000%	562,531	585,073
12/01/2025- 09/01/2026	3.500%	12,825	13,238
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.416% Cap 9.968% 07/01/2033	4.038%	24,810	24,962
12-month USD LIBOR + 1.830% Cap 10.356% 04/01/2036	4.955%	9,304	9,685
12-month USD LIBOR + 1.852% Cap 11.135% 09/01/2037	4.533%	33,705	34,265
Federal National Mortgage Association(e)
08/19/2034	3.500%	46,000,000	47,464,692
08/19/2034	4.000%	33,775,000	35,050,798
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.745%	8,012	8,372
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h)
CMO Series G-15 Class A
06/25/2021	0.000%	189	187
Government National Mortgage Association
09/20/2021	6.000%	12,959	13,007
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.000%	17,389	18,028
Total Residential Mortgage-Backed Securities - Agency (Cost $84,152,002)			84,131,465

Residential Mortgage-Backed Securities - Non-Agency 23.2%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	2.884%	14,774	14,879
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	3,721,002	3,793,110
CMO Series 2019-2 Class A3
03/25/2049	3.833%	4,249,252	4,313,819
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	635,617	635,299
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	7,898,744	8,045,840
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,382,002	2,437,072
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	2,514,368	2,534,574
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	3,877,922	3,914,217
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	3.604%	8,500,000	8,499,993
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	4,863,185	4,863,185

10	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	3.404%	4,875,000	4,878,155
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.478%	10,301,921	10,222,140
Cityscape Home Equity Loan Trust(c),(d),(i)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT 2019-1 Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	4,561,107	4,649,256
COLT Mortgage Loan Trust(a),(g)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	1,409,251	1,414,500
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A2
10/26/2048	3.763%	2,952,819	3,017,141
CMO Series 2018-3 Class A3
10/26/2048	3.865%	2,805,178	2,866,162
CSMC Trust(a),(g)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,824,418	11,188,231
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	2,098,918	2,146,559
CMO Series 2019-2A Class A3
04/25/2059	3.763%	6,506,011	6,553,168
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.652%	3,150,000	3,151,931
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	9,130,598	9,430,779
Ellington Financial Mortgage Trust(a),(d),(g)
CMO Series 2019-1 Class A3
06/25/2059	3.241%	7,842,000	7,869,447
GCAT LLC(a),(g)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	3,472,375	3,477,880
Headlands Residential LLC(a),(e)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	1,999,998
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2018-2 Class A1
11/25/2058	3.985%	8,862,132	9,058,448
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	5,491,142	5,553,271
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	4,874,173	4,981,625
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	2,577,624	2,571,762
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	6,614,010	6,724,594
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	2,370,197	2,432,607
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	4,375,270	4,474,573
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	5,106,168	5,210,683
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	5,316,313	5,396,242
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	5,061,575	5,135,137
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.654%	2,425,000	2,423,618
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	9,985,811	10,160,808
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	4,930,984	4,915,929
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	3,938,724	3,938,720
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	4,319,729	4,366,390
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	10,460,678	10,744,589
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	2,497,434	2,503,808

Columbia Short Term Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(g)
CMO Series 2018-5 Class A1
07/25/2058	3.250%	3,820,328	3,887,137
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	2,290,939	2,299,736
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	1,495,772	1,507,262
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	5,124,609	5,156,778
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	4,556,689	4,595,162
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	1,640,397	1,649,446
Verus Securitization Trust(a),(g)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	1,232,642	1,234,716
CMO Series 2019-1 Class A2
02/25/2059	3.938%	5,535,994	5,621,873
CMO Series 2019-1 Class A3
02/25/2059	4.040%	5,397,594	5,481,164
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	3,152,221	3,219,887
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	11,951,480	12,303,100
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $246,529,700)			249,466,401

U.S. Government & Agency Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco Government AID Bond(b),(c),(d)
6-month USD LIBOR + 0.000% 05/01/2023	2.219%	340,000	333,340
Total U.S. Government & Agency Obligations (Cost $334,100)			333,340

U.S. Treasury Obligations 1.1%

U.S. Treasury
10/31/2019	1.250%	11,625,000	11,590,942
Total U.S. Treasury Obligations (Cost $11,577,163)			11,590,942

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(j),(k)	34,928,543	34,925,050
Total Money Market Funds (Cost $34,925,050)		34,925,050
Total Investments in Securities (Cost: $1,143,989,723)		1,158,766,238
Other Assets & Liabilities, Net		(81,478,623)
Net Assets		1,077,287,615

At June 30, 2019, securities and/or cash totaling $347,140 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,205	09/2019	USD	259,291,524	1,927,593	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(760)	09/2019	USD	(89,798,750)	—	(1,509,569)
12	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $663,080,791, which represents 61.55% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2019, the total value of these securities amounted to $4,053,904, which represents 0.38% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2019.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2019.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	24,330,289	180,422,686	(169,824,432)	34,928,543	52	—	144,171	34,925,050
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Short Term Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	294,765,737	3,720,563	—	298,486,300
Commercial Mortgage-Backed Securities - Non-Agency	—	94,509,194	—	—	94,509,194
Corporate Bonds & Notes	—	385,323,546	—	—	385,323,546
Residential Mortgage-Backed Securities - Agency	—	84,131,465	—	—	84,131,465
Residential Mortgage-Backed Securities - Non-Agency	—	241,596,953	7,869,448	—	249,466,401
U.S. Government & Agency Obligations	—	—	333,340	—	333,340
U.S. Treasury Obligations	11,590,942	—	—	—	11,590,942
Money Market Funds	—	—	—	34,925,050	34,925,050
Total Investments in Securities	11,590,942	1,100,326,895	11,923,351	34,925,050	1,158,766,238
Investments in Derivatives
Asset
Futures Contracts	1,927,593	—	—	—	1,927,593
Liability
Futures Contracts	(1,509,569)	—	—	—	(1,509,569)
Total	12,008,966	1,100,326,895	11,923,351	34,925,050	1,159,184,262
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
14	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 03/31/2019 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2019 ($)
Asset-Backed Securities — Non-Agency	6,454,490	-	983	12,042	-	(2,292,242)	3,999,380	(4,454,090)	3,720,563
Residential Mortgage-Backed Securities — Non-Agency	3,974,951	-	-	27,499	7,841,948	-	-	(3,974,950)	7,869,448
U.S. Government & Agency Obligations	374,190	-	483	1,167	-	(42,500)	-	-	333,340
Total	10,803,631	-	1,466	40,708	7,841,948	(2,334,742)	3,999,380	(8,429,040)	11,923,351
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2019 was $41,108, which is comprised of Asset-Backed Securities - Non-Agency of $12,442, Residential Mortgage-Backed Securities - Non-Agency of $27,499 and U.S. Government & Agency Obligations of $1,167.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Asset Backed Securities and U.S. Government & Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Certain Mortgage and Asset Backed classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Columbia Short Term Bond Fund | Quarterly Report 2019	15